Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Cash and cash equivalents [abstract]
Cash on hand and in banks		$ 27,502,675		$ 41,974,735
Highly liquid investments		33,118,956		39,937,674
Cash and cash equivalents	$ 3,216,821	$ 60,621,631	$ 4,346,593	$ 81,912,409	$ 97,851,754	$ 163,532,513